Expense Example	Prospectus#1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 1 Year	Prospectus#1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 3 Years	Prospectus#1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 5 Years	Prospectus#1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 10 Years	Prospectus#1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 1 Year	Prospectus#1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 3 Years	Prospectus#1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 5 Years	Prospectus#1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 10 Years	Prospectus#1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 1 Year	Prospectus#1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 3 Years	Prospectus#1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 5 Years	Prospectus#1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 10 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 1 Year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 3 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 5 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 10 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 1 Year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 3 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 5 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 10 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 1 Year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 3 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 5 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 10 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	681	905	1,146	1,838	290	652	1,141	2,489	81	252	439	978	693	943	1,212	1,978	307	640	1,098	2,369	95	296	515	1,143	93	290	504	1,120